Contract liabilities (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2025
Contract liabilities [abstract]
Summary of Contract Liabilities

Contract liabilities as at December 31, 2025 and 2024 consist of the following:

	31/12/25	31/12/24
Advance payments from customers	18,055	22,041
Deferred income from licensing of Natuzzi’s trademarks	4,814	5,196
Deferred revenue for Natuzzi Display System	2,191	2,162
Deferred revenue for Service-Type Warranty	1,618	974
Total contract liabilities	26,678	30,373
Less current portion	(19,818)	(23,587)
Non-current portion	6,860	6,786